Label	Element	Value
Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco QQQ Hedged Advantage ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.
The following disclosure replaces similar disclosure in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and the sections titled Summary Information – Principal Investment Strategies and Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
Nasdaq, Inc. compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
Please Retain This Supplement For Future Reference.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED FEBRUARY 27, 2026, OF:
Invesco QQQ Income Advantage ETF (QQA)
Invesco QQQ Hedged Advantage ETF (QQHG)
(each, a “Fund” and together, the “Funds”)
Nasdaq, Inc. (“Nasdaq”) has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Index”), which take effect on May 1, 2026. Accordingly, on that date, the Funds’ Prospectuses are revised as follows: